Combined carve-out income statements - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Time charter revenue	$ 16,043,730	$ 17,458,102	$ 25,863,714
Voyage charter revenue	473,055	0	0
Commissions (including $312,315, $227,556, and $207,338, respectively, to related party)	(876,154)	(961,530)	(1,383,464)
Net revenue	15,640,631	16,496,572	24,480,250
Operating expenses / (income)
Direct Operating Costs	1,010,520	253,264	312,228
Vessel operating expenses (including $64,253, $56,279 and $61,798, respectively, to related party)	6,351,471	6,492,939	6,136,353
Vessel depreciation	43,070	1,465,858	1,347,216
Dry-docking expenses	2,616,834	888,266	793,571
Related party management fees	971,346	927,573	842,718
General and administrative expenses (including $425,360, $436,493 and $394,516, respectively, to related party)	817,098	780,439	797,544
Other operating income	0	(2,271,816)	0
Total operating expenses, net	11,810,339	8,536,523	10,229,638
Operating income	3,830,292	7,960,049	14,250,612
Other (expenses) / income
Interest and other financing costs	(65,989)	(224,874)	(234,326)
Foreign exchange gain / (loss)	8,940	(2,681)	8,230
Other expenses, net	(57,049)	(227,555)	(226,096)
Net income	$ 3,773,243	$ 7,732,494	$ 14,024,516